CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Income for the period	$ 18,119	$ 16,521	$ 19,636
Items that may be reclassified to income in later periods:
Currency translation differences	5,917	(3,248)	1,397
Debt instruments remeasurements	24	5	41
Cash flow hedging (losses)/gains	(199)	216	71
Net investment hedging gains/(losses)	16	0	(44)
Deferred cost of hedging	(32)	(73)	(148)
Share of other comprehensive income/(loss) of joint ventures and associates	165	(118)	18
Total	5,891	(3,218)	1,335
Items that are not reclassified to income in later periods:
Retirement benefits remeasurements	(4,156)	1,407	(1,083)
Equity instruments remeasurements	(41)	28	(99)
Share of other comprehensive (loss)/income of joint ventures and associates	(34)	47	(201)
Total	(4,231)	1,482	(1,383)
Other comprehensive income/(loss) for the period	1,660	(1,736)	(48)
Comprehensive income for the period	19,779	14,785	19,588
Comprehensive income attributable to non-controlling interest	475	406	312
Comprehensive income attributable to Shell plc shareholders	$ 19,304	$ 14,379	$ 19,276